Trading assets (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Trading assets

	2022	2021
	£m	£m
Treasury and other eligible bills	3,712	2,451
Debt securities	21,873	27,004
Equity securities	38,330	40,930
Trading securities	63,915	70,385
Loans and advances to banks[1]	3,987	4,142
Loans and advances to customers[1]	11,976	9,179
At 31 Dec	79,878	83,706
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

	2022	2021
	Designated at fair value and otherwise mandatorily measured at fair value	Designated at fair value and otherwise mandatorily measured at fair value
	£m	£m
Securities	14,581	15,738
– debt securities	1,975	2,584
– equity securities	12,606	13,154
Loans and advances to banks and customers	971	2,613
Other	329	298
At 31 Dec	15,881	18,649

Carrying amount of financial investments
	2022	2021
	£m	£m
Financial investments measured at fair value through other comprehensive income	29,356	41,290
– treasury and other eligible bills	1,447	2,229
– debt securities	27,710	38,924
– equity securities	109	103
– other instruments[1]	90	34
Debt instruments measured at amortised cost	3,248	10
– treasury and other eligible bills	1,030	2
– debt securities	2,218	8
At 31 Dec	32,604	41,300
1    'Other instruments’ are comprised of loans and advances.